HEDGE ACCOUNTING (Tables)	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Disclosure of detailed information about fluctuation in foreign exchange rates [Text Block]

Changes in the Colombian peso against the U.S. dollar have been as follows:

Date	Value of US$ 1	Variation in pesos
December 31, 2021	3,981.16	548.66
December 31, 2022	4,810.20	829.04
December 31, 2023	3,822.05	(988.15)

Disclosure of detailed information about movements in other comprehensive income related to hedges of net investment in foreign operations

According to the information described above, the following table shows movements of OCI gross of taxes, related to hedges of net investment in foreign operations:

December 31, 2023

			Hedging		Hedging
	Hedged		non-derivative		derivative		Net OCI
Investment	Item		instrument		instrument		account
Multi Financial Holding	Ps.	(393,836)	Ps.	385,379	Ps.	—	Ps.	(8,457)
Other subsidiaries and branches Banco de Bogotá		(137,731)		118,577		—		(19,154)
Occidental Bank Barbados Ltd.		(30,956)		30,956		—		—
Banco de Occidente (Panamá) S.A.		(42,091)		42,091		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.		(25,513)		25,513		—		—
Gases del Pacífico S.A.C.		(32,050)		23,144		—		(8,906)
Gas Natural de Lima y Callao S.A.C. – Calidda		(106,851)		106,851		—		—
Promigas Perú S.A.C.		(4,763)		4,763		—		—
Gases del Norte del Perú S.A.C.		(23,718)		23,718		—		—
Promigas Panamá Corporation		(5)		5		—		—
Total	Ps.	(797,514)	Ps.	760,997	Ps.	—	Ps.	(36,517)

December 31, 2022

			Hedging		Hedging
	Hedged		non-derivative		derivative		Net OCI
Investment	Item		instrument		instrument		account
Multi Financial Holding and BAC Holding	Ps.	(6,991,093)	Ps.	2,756,328	Ps.	4,048,523	Ps.	(186,242)
Other subsidiaries and branches Banco de Bogotá		105,255		(3,470)		2,976		104,761
Occidental Bank Barbados Ltd.		23,104		(23,104)		—		—
Banco de Occidente (Panamá) S.A.		26,838		(26,838)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.		21,903		(21,903)		—		—
Gases del Pacífico S.A.C.		26,391		(18,919)		—		7,472
Gas Natural de Lima y Callao S.A.C. – Calidda		90,633		(90,633)		—		—
Promigas Perú S.A.C.		3,996		(3,996)		—		—
Gases del Norte del Perú S.A.C.		17,639		(17,639)		—		—
Promigas Panamá Corporation		5		(5)		—		—
Total	Ps.	(6,675,329)	Ps.	2,549,821	Ps.	4,051,499	Ps.	(74,009)

Disclosure of detailed information about hedge in foreign currency equity investments [Text Block]

According to information described above, the following table contains details of hedging operations carried out to cover foreign denominated equity investments. The analysis shows current amount of OCI gross of taxes:

December 31, 2023

	Thousands of US$				Ps. millions
		Hedge
		amount in				Current		Current
		foreign	Hedge	Current		amount		amount		Current
	Hedged	currency in	amount in	amount		Hedging		Hedging		amount
	investment	financial	forward	Hedged		non-derivative		derivative		Net OCI
Investment	amount	liabilities	contracts	Item		instrument		instrument		account
Multi Financial Holding	405,867	(390,000)	—	Ps.	6,974	Ps.	46,021	Ps.	(435)	Ps.	52,560
Other subsidiaries and branches Banco de Bogotá (1)	152,882	(120,000)	—		202,519		115,107		(230,412)		87,214
Occidental Bank Barbados Ltd.	37,341	(37,341)	—		43,626		(43,626)		—		—
Banco de Occidente (Panamá) S.A.	58,877	(58,877)	—		57,337		(57,337)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.	26,365	(26,365)	—		26,410		(26,410)		—		—
Gases del Pacífico S.A.C.	31,888	(31,888)	—		6,068		(21,331)		—		(15,263)
Gas Natural de Lima y Callao S.A.C. – Calidda	114,887	(114,887)	—		67,050		(67,050)		—		—
Promigas Perú S.A.C.	4,820	(4,820)	—		741		(741)		—		—
Gases del Norte del Perú S.A.C.	24,006	(24,006)	—		(3,578)		3,578		—		—
Promigas Panamá Corporation	1	(1)	—		2		(2)		—		—
Total	856,934	(808,185)	—	Ps.	407,149	Ps.	(51,791)	Ps.	(230,847)	Ps.	124,511

(1)   Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro, Nassau and contributions of foreign branches in Miami and New York.

December 31, 2022

	Thousands of US$				Ps. millions
		Hedge
		amount in				Current		Current
		foreign	Hedge	Current		amount		amount		Current
	Hedged	currency in	amount in	amount		Hedging		Hedging		amount
	investment	financial	forward	Hedged		non-derivative		derivative		Net OCI
Investment	amount	liabilities	contracts	Item		instrument		instrument		account
Multi Financial Holding	394,372	(390,000)	—	Ps.	400,810	Ps.	(339,358)	Ps.	(435)	Ps.	61,017
Other subsidiaries and branches Banco de Bogotá (1)	131,923	(120,000)	(281)		340,250		(3,470)		(230,412)		106,368
Occidental Bank Barbados Ltd.	28,755	(28,755)	—		74,582		(74,582)		—		—
Banco de Occidente (Panamá) S.A.	35,151	(35,151)	—		99,428		(99,428)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.	562,151	(562,151)	—		51,923		(51,923)		—		—
Gases del Pacífico S.A.C.	216,876	(216,876)	—		38,118		(44,475)		—		(6,357)
Gas Natural de Lima y Callao S.A.C. – Calidda	97,109	(97,109)	—		173,901		(173,901)		—		—
Promigas Perú S.A.C.	25,978	(25,978)	—		5,504		(5,504)		—		—
Gases del Norte del Perú S.A.C.	129,382	(129,382)	—		20,140		(20,140)		—		—
Promigas Panamá Corporation	16	(16)	—		7		(7)		—		—
Total	1,621,713	(1,605,418)	(281)	Ps.	1,204,663	Ps.	(812,788)	Ps.	(230,847)	Ps.	161,028

(1)   Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro, Nassau and contributions of foreign branches in Miami and New York.

Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [text block]

The following is the summary of Promigas and its subsidiaries open cash flow hedges:

	December 31, 2023	December 31, 2022
Income in Thousands of U.S. dollar forecasted	643,670	127,695
Notional amount contracts FWDThousands of U.S. dollar	420,670	126,921
% hedged	86%	88%
Fair value in Colombian pesos	(59,715)	61,142
# of contracts	46	161

Disclosure of analysis of other comprehensive income by item [text block]

	December 31, 2023		December 31, 2022		December 31, 2021
Balance at the beginning of the year	Ps.	5,542	Ps.	7,938	Ps.	(42)
Changes in the fair value FwD - Future transactions		(26,203)		6,995		(8,879)
Changes in the fair value FwD - financial obligations		(32,672)		—		—
Changes in the fair value bonds		270,064		—		—
Changes in the fair value other accounts receivable		(258,982)		—		—
Reclassified to profit or loss		11,870		(9,391)		16,859
Balance at the end of the year	Ps.	(30,381)	Ps.	5,542	Ps.	7,938

Schedule of Change in Fair Value and Interest Expenses of Hedging Instrument [Table Text Block]

Changes in fair value and interest expense during the years ended on December 31, 2023 and 2022 is as follows:

December 31, 2023

	Change
	in fair		Interest
	value		expense (1)

Banco de Bogotá	Ps.	79,864	Ps.	(61,905)
Banco de Occidente		116		(1,428)
Total	Ps.	79,980	Ps.	(63,333)

(1)   See note 21.3 “Interest expense”.

December 31, 2022

	Change
	in fair		Interest
	value		expense (1)

Banco de Bogotá	Ps.	(14)	Ps.	(1,242)
Multi Financial Holding		168		—
Total	Ps.	154	Ps.	(1,242)

Disclosure of detailed information about derivative financial instruments for hedging [Text Block]

According to information described above, the following table contains the fair value of derivative financial instruments used for hedging:

	December 31, 2023				December 31, 2022
Item	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	687	Ps.	204,202	Ps.	4,630	Ps.	1,416
Foreign currency to sale		—		—		200		137
Subtotal	Ps.	687	Ps.	204,202	Ps.	4,830	Ps.	1,553
Swap
Cross currency		—		—		—		—
Interest rate		47,975		13,364		16,024		2,015
Subtotal	Ps.	47,975	Ps.	13,364	Ps.	16,024	Ps.	2,015
Total hedge derivatives	Ps.	48,662	Ps.	217,566	Ps.	20,854	Ps.	3,568

Banco de Bogota S.A.
Document Information [Line Items]
Disclosure of detailed information about hedging instruments [text block]

December 31, 2023

				Carrying amount
Fair value hedges		Notional amount		Assets		Liabilities
Hedging instruments
Interest rate Swap	Ps.	6,539,684	Ps.	47,975	Ps.	10,871
Items designated hedged
Time Deposits issued		6,539,684		—		40,289

December 31, 2022

				Carrying amount
Fair value hedges		Notional amount		Assets		Liabilities
Hedging instruments
Interest rate Swap	Ps.	235,000	Ps.	1,228	Ps.	—
Items designated hedged
Time Deposits issued		235,000		—		1,242

Banco de Bogota S.A. | Other Accounts Receivable [Member]
Document Information [Line Items]
Disclosure of hedging of exchange rate risk

	December 31, 2023	December 31, 2022
Income in Thousands of U.S. dollar forecasted	309,788	—
Notional amount bond Thousands of U.S. dollar	309,788	—
% hedged	100%	—%
Fair value in Colombian pesos	1,184,025	—
# of contracts	1	—

Banco de Bogota S.A. | Financial obligations [member]
Document Information [Line Items]
Disclosure of hedging of exchange rate risk

	December 31, 2023	December 31, 2022
Income in Thousands of U.S. dollar forecasted	1,097,038	—
Notional amount contracts FWD Thousands of U.S. dollar	1,098,950	—
% hedged	100%	—%
Fair value in Colombian pesos	4,152,626	—
# of contracts	74	—

Corporacion Financiera Colombiana S.A. | Other Accounts Receivable [Member]
Document Information [Line Items]
Disclosure of hedging of exchange rate risk

	December 31, 2023	December 31, 2022
Income in Thousands of U.S. dollar forecasted	7,610	—
Notional amount contracts FWD Thousands of U.S. dollar	7,610	—
% hedged	100%	—%
# of contracts	17	—

Banco de Occidente S.A.
Document Information [Line Items]
Disclosure of detailed information about hedging instruments [text block]

December 31, 2023

				Carrying amount
Fair value hedges		Notional amount		Assets		Liabilities
Hedging instruments
Interest rate Swap	Ps.	435,000	Ps.	850	Ps.	—
Items designated hedged
Time Deposits issued		435,000		—		734

December 31, 2022

				Carrying amount
Fair value hedges		Notional amount		Assets		Liabilities
Hedging instruments
Interest rate Swap	Ps.	98,609	Ps.	107	Ps.	786
Items designated hedged
Securities issued or secured by Government and Corporate issuers		98,609		969		—